FAIR VALUE OF FINANCIAL INSTRUMENTS - Financial Instrument Classification, Footnotes (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of carrying value and fair value of assets and liabilities
Financial assets pledged as collateral for liabilities or contingent liabilities	$ 9,500	$ 8,500
Financial assets	68,200	61,698
Accounts payable and other
Disclosure of carrying value and fair value of assets and liabilities
Hedging Instruments at Fair Value	3,100	2,400
Accounts receivable and other
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	21,925	20,760
Hedging Instruments at Fair Value	$ 1,400	$ 3,200